Organization and Principal Activities (Tables)	12 Months Ended
May. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Company's Subsidiaries and VIE and Its Subsidiaries

As of May 31, 2015, details of the Company’s subsidiaries, variable interest entities and their schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Subsidiaries of the Company:

Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services

Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities

Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services

Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services

Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development

Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development

Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development
Subsidiaries of the Company:

Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Sincerity Technology Company Limited (“Beijing Sincerity”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Magnificence Technology Company Limited (“Beijing Magnificence”)	November 1, 2013	PRC	100%	Educational consulting and software development

Beijing Top Technology Company Limited (“Beijing Top”)	November 13, 2013	PRC	100%	Educational consulting and software development

Beijing Shenghe Technology Company Limited (“Beijing Shenghe”)	May 27, 2014	PRC	100%	Educational consulting and software development

Beijing Walkite International Travel Co., Ltd.	May 22, 2012	PRC	100%	Consulting

Walkite International Academy Co., Ltd.	March 16, 2015	PRC	100%	Consulting

Beijing New Road Information Consulting Services Co., Ltd. (“New Road”)	March 6, 2015	PRC	51%	Consulting

Beijing Chongshengdongfang Network Technology Co., Ltd. (“Chongshengdongfang”)	December 24, 2014	PRC	100%	Educational consulting and software development

Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	100%	Kindergarten

Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 9, 2007	PRC	100%	Kindergarten

Nanjing Yuhuatai District New Oriental Kindergarten of Stars (“Nanjing Kindergarten”)	February 20, 2009	PRC	100%	Kindergarten

Qingdao Alice Education & Technology Company Limited (“Qingdao Alice “)	August 21, 2014	PRC	100%	Kindergarten
Subsidiaries of the Company:

Qingdao Laoshan District Happy Alice Kindergarten (“Laoshan Alice”)	December 4, 2014	PRC	100%	Kindergarten

Qingdao Happy Alice Kindergarten (“Qingdao Happy Alice”)	November 29, 2005	PRC	100%	Kindergarten

Qingdao Chengyang District Happy Alice Kindergarten (“Chengyang Alice”)	October 30, 2014	PRC	100%	Kindergarten

Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting

Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Abundant State Limited (“Abundant”)	May 30, 2014	BVI	100%	Educational Consulting

Koolearn Corporation (“Koolearn Cayman”)	June 10, 2013	Cayman	94%	On-line Education

Koolearn Holding Limited (“Koolearn HK”)	June 21, 2013	Hong Kong	94%	Educational Consulting

Variable interest entities of the Company:

Beijing New Oriental Education & Technology (Group) Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services

Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”) (c)	March 11, 2005	PRC	N/A	On-line education
Schools and subsidiaries of New Oriental China:

Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post- secondary education

Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education

Guangzhou Haizhu District Privately-Funded New Oriental Training School (“Guangzhou Haizhu School”) (a)	September 8, 2000	PRC	N/A	Language education

Guangzhou New Oriental Training School (“Guangzhou School”) (a)	August 20, 2013	PRC	N/A	Language education

Guangzhou Panyu District Privately-Funded New Oriental Training Centre (“Guangzhou Panyu School”) (a)	June 19, 2013	PRC	N/A	Language education

Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education

Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education

Xi’an Yanta District New Oriental School	November 26, 2002	PRC	N/A	Language education

Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education

Shenzhen New Oriental Training School	October 15, 2003	PRC	N/A	Language education

Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education

Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education

Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education

Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education

Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education

Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education

Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education

Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education

Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education

Hangzhou New Oriental Advanced Study School (“Hangzhou School”) (b)	July 21, 2005	PRC	N/A	Language education

Fuyang New Oriental Training School (“Fuyang School”) (b)	October 22, 2012	PRC	N/A	Language education

Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education

Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education

Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education

Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education

Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education
Schools and subsidiaries of New Oriental China:

Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education

Yunnan New Oriental Training School	June 13, 2006	PRC	N/A	Language education

Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education

Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education

Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education

Yichang Xiling District New Oriental School	January 1, 2006	PRC	N/A	Language education

Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education

Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education

Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education

Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education

Lanzhou Chengguan District New Oriental School	March 19, 2008	PRC	N/A	Language education

Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education

Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education

Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education

Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education

Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education

Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education

Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education

Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education

Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education

Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education

Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education

Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education

Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education

Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education

Shiyan New Oriental School	May 23, 2011	PRC	N/A	Language education

Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training

Changchun Tongwen Senior High School (“Tongwen High Schiool”)	October 27, 2008	PRC	N/A	Primary secondary school education

China Management Software Institute (“CMSI”)	September 1, 2012	PRC	N/A	Higher education
Schools and subsidiaries of New Oriental China:

Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education

Yangzhou Guangling District New Oriental Kindergarten of Stars (“Yangzhou Kindergarten”)	August 26, 2014	PRC	N/A	Kindergarten

Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education

Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products

Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products

Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products

Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	N/A	Sales of educational materials and products

Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products

Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products

Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products

Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	N/A	Sales of educational materials and products

Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	N/A	Sales of educational materials and products

Tianjin Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	N/A	Sales of educational materials and products

Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products

Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	N/A	Sales of educational materials and products

Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products

Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products

Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 9, 2006	PRC	N/A	Sales of educational materials and products
Schools and subsidiaries of New Oriental China:

Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	N/A	Sales of educational materials and products

Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	N/A	Sales of educational materials and products

Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 14, 2007	PRC	N/A	Sales of educational materials and products

Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 21, 2007	PRC	N/A	Sales of educational materials and products

Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	N/A	Sales of educational materials and products

Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	N/A	Sales of educational materials and products

Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	N/A	Sales of educational materials and products

Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	N/A	Sales of educational materials and products

Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	N/A	Sales of educational materials and products

Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	N/A	Sales of educational materials and products

Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 13, 2011	PRC	N/A	Sales of educational materials and products

Xiamen New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	December 8, 2011	PRC	N/A	Sales of educational materials and products

Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd	February 7, 2012	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting

Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting

Shandong New Oriental Vision Overseas Consultancy Co., Ltd.	September 8, 2011	PRC	N/A	Consulting

Shanxi New Oriental Vision Overseas Consultancy Co., Ltd.	April 22, 2014	PRC	N/A	Consulting

Fujian New Oriental Vision Overseas Consultancy Co., Ltd.	May 13, 2014	PRC	N/A	Consulting

Guangdong Vision Overseas Consultancy Co., Ltd.	May 29, 2014	PRC	N/A	Consulting

Xinjiang New Oriental Vision Overseas Consultancy Co., Ltd.	July 9, 2014	PRC	N/A	Consulting
Schools and subsidiaries of New Oriental China:

Shaanxi New Oriental Vision Overseas Consultancy Co., Ltd.	January 23, 2015	PRC	N/A	Consulting

Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising

Beijing Dianshijingwei Technology Company Limited (“Beijing Dianshijingwei”)	January 14, 2014	PRC	N/A	Educational consulting and software development

Leci Internet Technology (Beijing) Company Limited (“Leci Internet”)	February 11, 2014	PRC	N/A	Educational consulting and software development

Beijing Dongfangzhuoyong Investment Management Co., Ltd.	April 29, 2014	PRC	N/A	Investment management

Beijing New Oriental MEGAWAY Education & Consulting Co., Ltd.	March 4, 2015	PRC	N/A	Educational consulting

Subsidiary of Xuncheng

Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd.	February 1, 2013	PRC	N/A	On-line education

(a)	Guangzhou School and Guangzhou Panyu School were established in the year ended May 31, 2014. Although they are separate legal entities, from the perspective of the Group’s internal management, they together with Guangzhou Haizhu School are considered as one school since they are operated by the same local management in Guangzhou.

(b)	Although the Fuyang School is a separate legal entity, from the perspective of the Group’s internal management, Fuyang School and Hangzhou School are considered as one school since they are operated by the same local management in Hangzhou.

(c)	The contractual agreements between Xuncheng, New oriental China and Chongshengdongfang were terminated in September 2015.

Balances and Amounts of Company's WFOEs and VIEs

The following financial statement balances and amounts of the VIEs, including discontinued operations, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs and VIEs in the Group:

	As of May 31,
	2014	2015
	US$	US$
Total current assets	717,780	753,306
Total non-current assets	328,877	511,051
Total assets	1,046,657	1,264,357
Total current liabilities	548,787	673,201
Total non-current liabilities	1,722	1,600
Total liabilities	550,509	674,801

	Years ended May 31,
	2013	2014	2015
	US$	US$	US$
Net revenues	951,634	1,121,205	1,221,101
Net income	206,413	266,497	265,485
Net cash provided by operating activities	299,821	371,458	357,893
Net cash used in investing activities	(213,403)	(240,427)	(167,847)
Net cash provided by financing activities	—	—	—